Property and Equipment and FCC Authorizations (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Depreciation and amortization expense
Depreciation and amortization expense	$ 246,140	$ 229,749	$ 719,488	$ 663,410	$ 905,987	$ 898,682	$ 904,955
Equipment leased to customers
Depreciation and amortization expense
Depreciation and amortization expense	208,208	188,524	607,584	538,457	739,266	649,394	725,904
Satellites
Depreciation and amortization expense
Depreciation and amortization expense	15,261	27,171	53,723	81,512	108,682	123,431	128,352
Buildings, furniture, fixtures, equipment and other
Depreciation and amortization expense
Depreciation and amortization expense	$ 22,671	$ 14,054	$ 58,181	$ 43,441	$ 58,039	$ 58,081	$ 50,699
Pay-TV Satellites
Depreciation and amortization expense
Number of satellites utilized in geostationary orbit approximately 22,300 miles above the equator			14
Owned Satellites	1		1
Number of satellites utilized under operating lease			11
Number of satellites utilized under capital lease			2